Segment Information (Reconciliation of Operating Profit from Segment to Consolidated) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Operating income from continuing operations	$ 53.6	$ 44.4	$ 65.1	$ 38.3	$ 142.2	$ 106.5	$ 156.9
Less: interest expense	25.1	20.9	69.5	64.1	85.5	84.0	108.0
Less: loss on debt extinguishment	0	0	6.0	0	0	0	34.0
Earnings from continuing operations before income taxes and equity in earnings (loss) of unconsolidated entities	$ 28.5	$ 23.5	$ (10.4)	$ (25.8)	$ 56.7	$ 22.5	$ 14.9